Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
9.   Property, plant and equipment

					Corporate
	Mining	Non-producing	Plant and	Right-of-use	office
	interests	properties	equipment	lease assets	equipment	Total

Cost
Balance at January 1, 2019	$113,428	$-	$54,542	$-	$95	$168,065
Acquisition of Pershing Gold	-	34,335	14,927	-	10	49,272
Asset additions	7,600	11,236	19,936	7,358	17	46,147
Change in decommissioning provision	93	2,510	-	-	-	2,603
Reclassification	-	9,263	(343)	343	-	9,263
Balance at December 31, 2019	121,121	57,344	89,062	7,701	122	275,350
Asset additions	7,238	51,007	15,969	2,211	118	76,543
Change in decommissioning provision	370	(10)	-	-	-	360
Balance at December 31, 2020	$128,729	$108,341	$105,031	$9,912	$240	$352,253

Accumulated depreciation
and depletion
Balance at January 1, 2019	$41,610	$-	$29,964	$-	$49	$71,623
Depreciation/depletion for the year	8,605	-	4,415	305	13	13,338
Balance at December 31, 2019	50,215	-	34,379	305	62	84,961
Depreciation/depletion for the year	4,145	-	3,510	291	27	7,973
Balance at December 31, 2020	$54,360	$-	$37,889	$596	$89	$92,934

Carrying value
at December 31, 2019	$70,906	$57,344	$54,683	$7,396	$60	$190,389
at December 31, 2020	$74,369	$108,341	$67,142	$9,316	$151	$259,319

As at January 1, 2019, the Company recognized $0.9 million of right-of-use assets from leases upon adoption of IFRS 16 using the modified retrospective approach, where $0.1 million were from the Cosalá Operations, $0.3 million were from the Galena Complex, and $0.5 million were from Corporate and Other. The associated lease liabilities were classified into trade and other payables and other long-term liabilities in the consolidated statement of financial position.

On March 2, 2017, the Company entered into an option acquisition agreement with Impulsora Minera Santacruz S.A. de C.V., a wholly-owned subsidiary of Santacruz Silver Mining Ltd. (“Santacruz”), to acquire an existing option with Minera Hochschild Mexico S.A. de C.V. (“Hochschild”) for the right to acquire a 100% interest of the San Felipe property located in Sonora, Mexico. As at December 31, 2018, the property purchase option was reclassified as an asset held-for-sale as its carrying amount will be recovered principally through sale. A write-down of $3.7 million was recorded for the year ended December 31, 2018 to measure the asset held-for-sale at the lower of its carrying amount of $10.6 million and fair value less estimated costs to sell of $6.9 million. The Company made three of the remaining eight contractual quarterly option payments of $0.75 million to Hochschild during the year ended December 31, 2019. As at December 31, 2019, the property purchase option was reclassified to property, plant and equipment as its carrying amount of $9.3 million will be recovered principally through continuing use. On October 8, 2020, the Company settled its remaining contractual option payments with Hochschild through issuance of the Company’s common shares to acquire the 100% interest of the San Felipe property (see Note 18). As at December 31, 2020, the carrying amount of the San Felipe property was $13.0 million included in non-producing properties.

Non-current assets are tested for impairment or impairment reversals when events or changes in circumstances suggest that the carrying amount may not be recoverable. Impairment indicators were identified during the year ended December 31, 2020 from timing of commercial production of Relief Canyon Mine and illegal blockade of Cosalá Operations. The Company assessed the recoverability of the carrying amount of these cash-generating units and no impairment was identified. No impairment or impairment reversal indicators were identified for the year ended December 31, 2020 for the Company’s other cash-generating units, including non-producing properties.

The Company recognized a gain of $0.1 million during the year ended December 31, 2020 related to proceeds received through the sale of plant and equipment.

The amount of borrowing costs capitalized as property, plant and equipment was $4.2 million during the year ended December 31, 2020 (2019: $0.9 million).

The carrying amount of property and equipment from the Relief Canyon Mine is approximately $42.9 million as at December 31, 2020.